STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation exercise price range of options (Details) - Ultimate parent corporation stock option plan	Dec. 31, 2017 CAD ($) Y
Range of exercise price
Exercise price of outstanding options | $	$ 12.75
Weighted average years to maturity | Y	6.22